Note 8 - Warrants - Details of Warrants (Details)	Mar. 31, 2019 $ / shares shares
Warrants for Series A Convertible Preferred Stock Issued in November, 2015 [Member]
Warrants, exercise price (in dollars per share) | $ / shares	$ 0.2276
Warrants, number of shares outstanding (in shares)	198
Warrants for Series A Convertible Preferred Stock Issued in June, 2016 [Member]
Warrants, exercise price (in dollars per share) | $ / shares	$ 0.2276
Warrants, number of shares outstanding (in shares)	132
Warrants for Series A Convertible Preferred Stock [Member]
Warrants, number of shares outstanding (in shares)	330